RELATED PARTIES - Argand Group LLC (Q1) (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)	29,251,629	28,043,449	11,268,877
Argand Group LLC | Related Party
Related Party Transaction [Line Items]
Common stock, shares issued (in shares)	3,466,153	3,466,154
Argand Group LLC | Related Party | Volato Group, Inc.
Related Party Transaction [Line Items]
Ownership percentage of issued and outstanding shares of Class A common stock	10.80%	12.40%